Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	RoyaLand Co Ltd.
Entity Central Index Key	0001924064
Entity File Number	333-273097
Entity Incorporation, State or Country Code	D0
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Oct. 18, 2022
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street, Hamilton
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
Entity Listings [Line Items]
Title of 12(g) Security	Class B Common Shares, $0.0002 par value per share
Class A Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	9,400,000
Class B Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,975,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Emanuele Filiberto di Savoia
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street, Hamilton
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 441
Local Phone Number	295 1422